Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 328,278		$ 209,620
Trade accounts receivable (less allowance for doubtful accounts of $68 and $5 at December 31, 2011 and 2012, respectively)	91,114		82,497
Other accounts receivable	12,329		10,079
Inventory	221,888		258,860
Energy commodity derivatives contracts, net	0		4,914
Energy commodity derivatives deposits, net	18,304		26,917
Reimbursable costs	4,863		5,891
Other current assets	23,502		13,412
Total current assets	700,278		612,190
Property, plant and equipment	4,408,550		4,080,484
Less: accumulated depreciation	943,248		830,762
Net property, plant and equipment	3,465,302		3,249,722
Investment in non-controlled entities	107,356		35,594
Long-term receivables	5,135		2,534
Goodwill	53,260		53,260
Other intangibles (less accumulated amortization of $14,813 and $16,715 at December 31, 2011 and 2012, respectively)	13,274		15,176
Debt placement costs (less accumulated amortization of $5,799 and $7,886 at December 31, 2011 and 2012, respectively)	15,080		14,615
Tank bottom inventory	58,493		59,473
Other noncurrent assets	1,889		2,437
Total assets	4,420,067		4,045,001
Current liabilities:
Accounts payable	112,002		66,384
Accrued payroll and benefits	32,434		30,184
Accrued interest payable	42,059		40,547
Accrued taxes other than income	33,089		27,570
Environmental liabilities	14,442		17,852
Deferred revenue	46,371		39,983
Accrued product purchases	72,049		59,800
Energy commodity derivatives contracts, net	7,338		0
Other current liabilities	32,836		28,735
Total current liabilities	392,620		311,055
Long-term debt	2,393,408		2,151,775
Long-term pension and benefits	68,134		67,080
Other noncurrent liabilities	16,382		19,905
Environmental liabilities	33,821		31,783
Commitments and contingencies
Partners' capital:
Limited partner unitholders (225,473 units and 226,201 units outstanding at December 31, 2011 and 2012, respectively)	1,550,760		1,510,604
Accumulated other comprehensive loss	(35,058)	[1]	(47,201)	[1]
Total partners’ capital	1,515,702		1,463,403
Total liabilities and partners' capital	$ 4,420,067		$ 4,045,001

[1]	Includes amounts allocated to the non-controlling owners' interest.